6. Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2015	2014
Prepaid insurance	$367,000	$429,000
Other prepaid expenses and other current assets	225,000	218,000
	$592,000	$647,000